SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended															12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2014 EUR (€) item	Dec. 31, 2014 RUB item	Jul. 31, 2014	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 RUB	Dec. 31, 2014 Class A USD ($) item	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2014 Class A EUR (€)	Dec. 31, 2014 Class A RUB	Dec. 31, 2013 Class A EUR (€)	Dec. 31, 2013 Class A RUB	Mar. 31, 2013 Class A	Dec. 31, 2014 Class B EUR (€) item	Dec. 31, 2014 Class B RUB	Dec. 31, 2013 Class B EUR (€)	Dec. 31, 2013 Class B RUB	Dec. 31, 2014 Common Class C EUR (€)	Dec. 31, 2014 Common Class C RUB	Dec. 31, 2013 Common Class C EUR (€)	Dec. 31, 2013 Common Class C RUB	Dec. 31, 2014 Common Class C Yandex Conversion Foundation EUR (€) item	Dec. 31, 2014 Priority share EUR (€)	Dec. 31, 2013 Priority share EUR (€)	Dec. 31, 2014 Priority share Sberbank	Sep. 21, 2009 Priority share Sberbank EUR (€)	Dec. 31, 2014 Preference shares EUR (€)	Dec. 31, 2013 Preference shares EUR (€)	Dec. 31, 2012 Preference shares
SHARE CAPITAL
Number of authorized classes of ordinary shares	3	3
Common stock par value (in euros per share)								€ 0.01		€ 0.01			€ 0.10		€ 0.10		€ 0.09		€ 0.09		€ 0.09
Number of votes per ordinary share						1							10	10							9
Maximum dividend rate (in euros per share)																					€ 0.01
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)																								25.00%
Par value (in euros per share)																						€ 1	€ 1		€ 1	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon																										5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights																										5 years
Preference shares dividend variable rate basis																										12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)																										2.00%
Share capital
Authorized (in shares)	2,143,740,824	2,143,740,824		4,204,230,282	4,204,230,282
Preferred shares authorized																						1	1			1,000,000,001	2,000,000,001
Shares authorized						1,000,000,000				2,000,000,000	2,000,000,000		71,870,411	71,870,411	102,115,140	102,115,140	71,870,411	71,870,411	102,115,140	102,115,140
Issued and fully paid (in shares)	338,940,817	338,940,817		353,032,573	353,032,573
Preferred shares issued																						1	1			0	0	0
Ordinary shares issued						267,970,405				256,998,306	256,998,306		62,051,348	62,051,348	72,923,447	72,923,447	8,919,063	8,919,063	23,110,819	23,110,819
Common stock value (in EUR or RUR)	€ 9.7	230.0		€ 11.9	335.0			€ 2.7	112.0	€ 2.5	106.0		€ 6.2	71.0	€ 7.3	138.0	€ 0.8	47.0	€ 2.1	91.0
Number of shares authorized for repurchase on the open market												12,000,000
Number of additional shares authorized for repurchase			3,000,000							3,000,000	3,000,000
Number of Shares Repurchased						7,446,319	8,599,377
Average price of shares repurchased (in dollars per share)						$ 31.49	$ 30.70
Aggregate amount of shares authorized for repurchase						$ 149.7			8,423.0		8,518.0
Number of shares used to satisfy company's obligation under Share-Based Awards						1,334,481	2,333,132